Document and Entity Information	Sep. 21, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000066496
Document Type	8-K
Document Period End Date	Sep. 21, 2022
Entity Registrant Name	MILLS MUSIC TRUST
Entity Incorporation State Country Code	NY
Entity File Number	000-02123
Entity Tax Identification Number	13-6183792
Entity Address, Address Line One	C/O HSBC Bank USA, N/A Corporate Trust Issuer Services
Entity Address, Address Line Two	452 Fifth Avenue
Entity Address, Address Line Three	452 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018-2076
City Area Code	(212)
Local Phone Number	525-1349
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false